497(e)
                                                                       333-64751

AXA Equitable Life Insurance Company
SUPPLEMENT DATED FEBRUARY 14, 2007 TO THE CURRENT PROSPECTUS FOR THE ACCUMULATOR(R) PLUS(SM)
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This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statements of Additional Information (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

TEMPORARY LIBERALIZATION PERIOD FOR ALLOCATIONS TO THE GUARANTEED INTEREST OPTION ("GIO")

Please note the following information is to be read in conjunction with the section "Self-directed allocation" in "Allocating your contributions" under "Contract features and benefits":

Except in the state of New York, the limit on allocations to the Guaranteed Interest Option which had been temporarily changed from 25% to 100% has been extended through October 31, 2007.

At the end of this liberalization period, the 25% limit on GIO contributions will be re-imposed, but customers may leave existing GIO assets in the GIO. This liberalization applies to new contributions only. Transfers to the GIO continue to be restricted as before.

If your instructions to us indicate an allocation percentage to the GIO that is greater than 25%, we will continue to honor that allocation until the end of the liberalization period. However, after the end of the liberalization period it will become an invalid allocation and we will no longer be able to honor it. This could cause a delay in crediting your subsequent contributions to the contract. Therefore, before making any new contributions on or after November 1, 2007, you should review your allocation instructions and ensure that your GIO allocation is 25% or less before sending your additional contributions.



                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234



Form No. IM-04-06 Supp (2/07)
Accum 04, 06, Jumpstart 07/Inforce                     Catalog no. 133772 (2/07)
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